Consolidated statement of comprehensive income - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Consolidated statement of comprehensive income
Loss for the year	£ (42,954)	£ (33,023)	£ (113,159)
Items that may be subsequently reclassified to profit or loss
Movements on hedges	(1,148)	1,631	(6,669)
Income tax credit/(expense) relating to movements on hedges	289	(408)	1,667
Other comprehensive (loss)/income for the year, net of income tax	(859)	1,223	(5,002)
Total comprehensive loss for the year	£ (43,813)	£ (31,800)	£ (118,161)